Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2021	2022

	(in thousands)

Cash, demand deposits and checking accounts	$333,524	217,181
Time deposits with less than three months maturity date	2,500	4,400
	$336,024	221,581